Employee Benefits - Plan Investment Assets Measured at Fair Value (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 8,435	$ 7,834	$ 7,779
Level 1, Level 2, and Level 3 total | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Plan assets	105	63
Level 1, Level 2, and Level 3 total | U.S Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	951	0
Net asset value per share | Collective investment funds, Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,827	1,788
Net asset value per share | Collective investment funds, Domestic mid-small cap equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	536	474
Net asset value per share | Collective investment funds, International equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,127	968
Net asset value per share | Collective investment funds, Domestic real estate securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	178	171
Net asset value per share | Collective investment funds, Fixed income
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,183	1,958
Net asset value per share | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets	770	733
Net asset value per share | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets	468	354
Net asset value per share | Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 1,290	$ 1,325